LOAN (Tables)	12 Months Ended
Dec. 31, 2024
LOAN
Schedule of loan information

December 31, 2023:
	Collateral		Loan*
		BTC	RMB	USD
(Amount in thousands, except BTC)
Total	—	—	—	—

	December 31, 2024:
	Collateral		Loan*
		BTC	RMB	USD
	(Amount in thousands, except BTC)
Total	—	273	89,102	12,207